5. Debt (Details Narrative) (Q2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Aug. 29, 2018	May 08, 2016	Nov. 26, 2015
Unsecured Debt		$ (26,108)
Secured Debt		503,203
Debt Due on Demand					(2,244,133)
Quarter 2 [Member]
Detachable Warrants Issued	5,390,100	3,672,134
Convertible Debt Terms

In the event any of these notes are prepaid prior to maturity, a penalty rate of 10% would apply for any payments occurring between months 12 – 18 and a 5% rate for any payments occurring between 19-24 months.

		The Company was required to register the underlying convertible debt shares and warrants within 60 days (January 2014), and for the registration statement to become effective 90 days after this date (April 2014). The registration statement has not yet been filed, which upon filing, must be declared and remain effective. As a result of not filing the registration statement timely, the Company began accruing liquidated damages equal to 2% of the gross proceeds which is equivalent to $40,000 per month each for May and June 2014. The liquidated damages clause is capped at 15% of gross proceeds raised. If the Company fails to pay the liquidated damages, an interest rate of 18% will be applied to the outstanding debt instruments.
Subordinate Debt	454,643
Unsecured Debt	26,108
Secured Debt	454,643
Debt Due on Demand	26,108		454,653	2,270,100	2,244,133
Penalties Pertaining to Registration Rights Agreement	218,143
Outstanding Debt, Net of Debt Discount	$ 1,367,826